Loss Per Share (EPS) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 item shares	Jun. 30, 2022 item shares	Jun. 30, 2023 item shares	Jun. 30, 2022 item shares
Loss Per Share (EPS)
Share split ratio			500
As at December 31, after conversion and share split
Outstanding common shares at period-end	28,661,985	25,836,279	28,661,985	25,836,279
Weighted average number of common shares outstanding	28,608,413	25,806,768	27,250,102	25,796,560
Number of shares resulting of the exercise of outstanding warrants | item	2,439,500	1,953,125	2,439,500	1,953,125